Inventories - Schedule of Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Inventories [Abstract]
Finished goods and goods for resale	$ 805,540	$ 1,070,897
Work in progress	31	32
Provision for impairment	(79,554)	(131,570)
Total	$ 726,017	$ 939,359